Schedule of US Federal Income Tax Rate to the Company's Effective Tax Rate (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Statutory federal income tax benefit					$ (3,025,315)	$ (3,248,385)
Statutory federal income tax benefit, percentage					21.00%	21.00%
State taxes, net of federal tax benefit					$ (219,705)	$ (327,095)
State taxes, net of federal tax benefit, percentage					1.50%	2.10%
Change in valuation allowance					$ 2,079,231	$ 1,435,041
Change in valuation allowance, percentage					(14.40%)	(9.30%)
Change in state tax rate					$ 462,709	$ 13,055
Change in state tax rate, percentage					(3.20%)	(0.10%)
Change in fair value estimates					$ (2,050,026)	$ 1,610,993
Change in fair value estimates, percentage					14.20%	(10.40%)
Non-deductible interest-IRC 163(j)					$ 738,993
Non-deductible interest - IRC 163(j), percentage					(5.10%)	0.00%
Non-deductible transaction restructuring costs					$ 1,313,792
Non-deductible transaction					(9.10%)	0.00%
Nondeductible warrant issuance expense					$ 552,321
Nondeductible warrant issuance expense, percentage					(3.80%)	0.00%
Other non-deductible expenses					$ 148,000	$ 516,391
Other non-deductible expenses, percentage					(1.00%)	(3.30%)
Effective tax rate	$ 6,624	$ 12,472	$ 5,691	$ 15,749
Effective tax rate, percentage	0.00%		0.00%		0.00%	0.00%